UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Shamrock Asset Management LLC
Address:  14643 Dallas Parkway, Suite 570
          Dallas, Texas 75254

13F File Number: 028-15010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Michael Koch
Title:  Chief Compliance Officer
Phone:  281-367-0380
Signature, Place and Date of Signing:

      Michael Koch, Houston, TX    April 30, 2013


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:191,318,412


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
ABBOTT LABORATORIES	COM		002824 10 0	     	 1,370   38,796 	SH		Sole	None	Sole
APPLE COMPUTER, INC.	COM		037833 10 0	    	 383 	 865 		SH		Sole	None	Sole
CBS CORP NEW CL B	COM		124857 20 2	     	 1,550 	 33,187 	SH		Sole	None	Sole
CHEVRON CORP	    	COM		166764 10 0	     	 2,274 	 19,139 	SH		Sole	None	Sole
ENNIS INC 		COM		293389 10 2	    	 1,275 	 84,609 	SH		Sole	None	Sole
ENTERPRISE PRODS PTNRS	COM		293792 10 7	      	 438 	 7,265 		SH		Sole	None	Sole
GALLAGHER ARTHUR J	COM		363576 10 9	      	 1,503 	 36,382 	SH		Sole	None	Sole
GENERAL ELECTRIC CO	COM		369604 10 3	      	 1,472 	 63,676 	SH		Sole	None	Sole
HEINZ H J CO		COM		423074 10 3		 1,603 	 22,178 	SH		Sole	None	Sole
HOME DEPOT		COM		437076 10 2		 1,492 	 21,378 	SH		Sole	None	Sole
HUBBELL INC CL B 	COM		443510 20 1		 1,454 	 14,973 	SH		Sole	None	Sole
INTL BUSINESS MACHINES	COM		459200 10 1		 374 	 1,752 		SH		Sole	None	Sole
ISHARES GOLD TRUST ETF 	ETF		464285 10 5		 3,021 	 194,660 	SH		Sole	None	Sole
ISHARES MSCI CANADA  	ETF		464286 50 9		 3,317 	 116,346 	SH		Sole	None	Sole
ISHARES INC MSCI PACIFI	ETF		464286 66 5		 3,721 	 74,873 	SH		Sole	None	Sole
ISHARES MSCI JAPAN ETF	ETF		464286 84 8		 3,862 	 357,574 	SH		Sole	None	Sole
ISHARES MSCI EMER MKTS  ETF		464287 23 4		 8,593 	 200,909 	SH		Sole	None	Sole
ISHARES DJ US UTILITIES	ETF		464287 69 7		 9,602 	 98,885 	SH		Sole	None	Sole
ISHARES DJ US TECHNO	ETF		464287 72 1		 8,844 	 120,644 	SH		Sole	None	Sole
ISHARES TRUST DJ US RE	ETF		464287 73 9 		 4,069 	 58,567 	SH		Sole	None	Sole
ISHARES DJ US INDUSTR	ETF		464287 75 4		 9,356 	 114,562 	SH		Sole	None	Sole
ISHARES DJ US ENERGY	ETF		464287 79 6		 9,172 	 203,242 	SH		Sole	None	Sole
ITC HLDGS CORP		COM		465685 10 5		 1,457 	 16,323 	SH		Sole	None	Sole
JOHNSON & JOHNSON	COM		478160 10 4		 2,318 	 28,427 	SH		Sole	None	Sole
KELLOGG COMPANY		COM		487836 10 8		 2,222 	 34,494 	SH		Sole	None	Sole
KINDER MORGAN ENERGY 	COM		494550 10 6		 565 	 6,290 		SH		Sole	None	Sole
MCDONALDS CORP		COM		580135 10 1		 2,174 	 21,811 	SH		Sole	None	Sole
MICROCHIP TECHNOLOGY  	COM		595017 10 4		 1,497 	 40,716 	SH		Sole	None	Sole
NATIONAL FUEL GAS CO	COM		636180 10 1		 1,527 	 24,890 	SH		Sole	None	Sole
PNC FINL SVCS GROUP	COM		693475 10 5		 1,415 	 21,275 	SH		Sole	None	Sole
PACKAGING CORP AMER	COM		695156 10 9		 1,524 	 33,957 	SH		Sole	None	Sole
PAYCHEX INC		COM		704326 10 7		 1,424 	 40,618 	SH		Sole	None	Sole
PEPSICO INC		COM		713448 10 8		 1,498 	 18,933 	SH		Sole	None	Sole
PLAINS ALL AMERI PIPE	COM		726503 10 5		 664 	 11,756 	SH		Sole	None	Sole
PROCTER & GAMBLE CO	COM		742718 10 9		 1,421 	 18,439 	SH		Sole	None	Sole
ROYAL DUTCH SHELL PLC	COM		780259 10 7		 1,866 	 27,927 	SH		Sole	None	Sole
SONOCO PRODS CO		COM		835495 10 2		 1,487 	 42,499 	SH		Sole	None	Sole
SOUTHERN CO		COM		842587 10 7		 1,444 	 30,785 	SH		Sole	None	Sole
TEXAS INSTRUMENTS INC	COM		882508 10 4		 558 	 15,728 	SH		Sole	None	Sole
TUPPERWARE BRANDS CORP	COM		899896 10 4		 1,610 	 19,699 	SH		Sole	None	Sole
US BANCORP		COM		902973 30 4		 1,387 	 40,876 	SH		Sole	None	Sole
UNILEVER N V NY SHS	COM		904784 70 9		 1,414 	 34,489 	SH		Sole	None	Sole
UNITED PARCEL SERVICE	COM		911312 10 6		 1,441 	 16,776 	SH		Sole	None	Sole
VANGUARD DIVIDEND APP	ETF		921908 84 4		 2,182 	 33,204 	SH		Sole	None	Sole
VANGUARD EUROPEAN 	ETF		922042 87 4		 11,009  224,076 	SH		Sole	None	Sole
VANGUARD REIT INDEX	ETF		922908 55 3		 299 	 4,239 		SH		Sole	None	Sole
WELLS FARGO & CO 	COM		949746 10 1		 1,409 	 38,078 	SH		Sole	None	Sole
WORTHINGTON INDS INC	COM		981811 10 2		 1,484 	 47,889 	SH		Sole	None	Sole
ALPS TRUST ETF ALERIAN	ETF		00162Q 86 6		 880 	 49,677 	SH		Sole	None	Sole
AT&T INC COM		COM		00206R 10 2		 2,241 	 61,090 	SH		Sole	None	Sole
DIAGEO PLC		COM		25243Q 20 5		 1,430 	 11,364 	SH		Sole	None	Sole
ENERGY TRANSFER PARTNER	COM		29273R 10 9		 220 	 4,342 		SH		Sole	None	Sole
EXXON MOBIL CORP	COM		30231G 10 2		 1,796 	 19,933 	SH		Sole	None	Sole
GLAXOSMITHKLINE PLC ADR	ADR		37733W 10 5		 1,455 	 31,013 	SH		Sole	None	Sole
JP MORGAN CHASE & CO	COM		46625H 10 0		 1,382 	 29,113 	SH		Sole	None	Sole
NOVARTIS AG ADR		ADR		66987V 10 9		 1,432 	 20,105 	SH		Sole	None	Sole
SPDR S&P 500 ETF	ETF		78462F 10 3		 3,158 	 20,158 	SH		Sole	None	Sole
SPDR BIOTECH ETF	ETF		78464A 87 0		 262 	 2,625 		SH		Sole	None	Sole
MATERIALS SEL SEC SPDR	SBI		81369Y 10 0		 8,701 	 222,081 	SH		Sole	None	Sole
HEALTHCARE SEL SEC SPDR	SBI		81369Y 20 9		 9,791 	 212,802 	SH		Sole	None	Sole
CONSUMER STAPLES SPDR	SBI		81369Y 30 8		 9,693 	 243,737 	SH		Sole	None	Sole
CONSUMER DISC SPDR 	SBI		81369Y 40 7		 9,406 	 177,476 	SH		Sole	None	Sole
FINANCIAL SEL SEC SPDR	SBI		81369Y 60 5		 9,281 	 509,672 	SH		Sole	None	Sole
SPECTRA ENERGY PARTNERS	COM		84756N 10 9		 263 	 6,680 		SH		Sole	None	Sole
VERIZON COMMUNICATIONS	COM		92343V 10 4		 1,558 	 31,706 	SH		Sole	None	Sole
BROOKFIELD INFRAST 	COM		G16252 10 1 		 2,328 	 61,163 	SH		Sole	None	Sole